UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Income Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 41.0%
Funds and Investment Trusts - 41.0%
AB High Income Fund, Inc.-Class Z (a)	1,478,294	$13,127,255
iShares Global Financials ETF	3,940	239,119
JPMorgan Alerian MLP Index ETN	38,052	1,246,964
SPDR S&P 500 ETF Trust	120	28,376
SPDR S&P Regional Banking ETF	4,240	243,630
Vanguard REIT ETF	4,133	352,380

Total Investment Companies (cost $14,868,725)		15,237,724

COMMON STOCKS - 39.9%
Financials - 8.1%
Banks - 5.5%
Australia & New Zealand Banking Group Ltd.	4,470	105,797
BNP Paribas SA	1,627	95,196
China Construction Bank Corp.-Class H	109,000	89,744
DBS Group Holdings Ltd.	4,300	57,427
DNB ASA	4,560	74,764
Fifth Third Bancorp	2,529	69,396
HSBC Holdings PLC	23,146	185,911
JPMorgan Chase & Co.	1,757	159,219
Mitsubishi UFJ Financial Group, Inc.	34,800	230,228
National Australia Bank Ltd.	1,110	27,226
Nordea Bank AB	11,508	134,551
Oversea-Chinese Banking Corp., Ltd.	6,600	44,512
People’s United Financial, Inc.	7,290	139,968
PNC Financial Services Group, Inc. (The)	297	37,787
Royal Bank of Canada	3,390	246,248
Societe Generale SA	2,046	90,940
Swedbank AB-Class A	1,010	24,886
Toronto-Dominion Bank (The)	2,280	117,519
Wells Fargo & Co.	800	46,304
Westpac Banking Corp.	2,376	61,362

		2,038,985

Capital Markets - 0.6%
IG Group Holdings PLC	3,050	20,248
IGM Financial, Inc.	2,660	81,531
Nomura Holdings, Inc.	8,500	54,932
Thomson Reuters Corp.	1,255	53,065

		209,776

Insurance - 2.0%
Allianz SE (REG)	494	86,039
Aon PLC	231	26,715
CNP Assurances	6,089	112,834
Direct Line Insurance Group PLC	9,120	38,870
Euler Hermes Group	205	18,078
FNF Group	2,220	85,093
Marsh & McLennan Cos., Inc. (b)	1,323	97,214
Prudential Financial, Inc.	970	107,224
Tryg A/S	2,420	44,964
Zurich Insurance Group AG	477	131,639

		748,670

		2,997,431

Company	Shares	U.S. $ Value
Information Technology - 6.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	3,196	$109,239

Internet Software & Services - 0.2%
Alphabet, Inc.-Class C (c)	81	66,680

IT Services - 2.0%
Amadeus IT Group SA-Class A	1,390	64,553
Amdocs Ltd.	1,410	85,516
Booz Allen Hamilton Holding Corp.	2,122	75,904
CGI Group, Inc.-Class A (c)	765	35,169
Fidelity National Information Services, Inc. (b)	535	44,014
International Business Machines Corp.	735	132,168
Paychex, Inc. (b)	1,481	90,963
Total System Services, Inc.	1,575	85,806
Vantiv, Inc.-Class A (c)	645	42,170
Western Union Co. (The)-Class W	4,280	84,059

		740,322

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	4,233	153,235
Texas Instruments, Inc.	2,919	223,654

		376,889

Software - 1.7%
CA, Inc.	2,267	73,156
Microsoft Corp. (b)	4,672	298,915
Nice Ltd.	788	54,658
Oracle Corp.	2,970	126,492
Oracle Corp. Japan	1,000	58,293
Sage Group PLC (The)	3,480	27,890

		639,404

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	1,521	208,361
HP, Inc.	5,307	92,183

		300,544

		2,233,078

Consumer Discretionary - 4.5%
Automobiles - 0.9%
Bayerische Motoren Werke AG	719	64,204
Fuji Heavy Industries Ltd.	3,800	142,186
General Motors Co.	3,812	140,434

		346,824

Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd.	3,820	48,583
Brinker International, Inc.	1,105	46,675
Sands China Ltd.	14,800	61,720
Yum! Brands, Inc.	1,397	91,252

		248,230

Company	Shares	U.S. $ Value
Household Durables - 0.4%
Electrolux AB-Class B	3,617	$95,777
Sekisui House Ltd.	4,100	65,564

		161,341

Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	2,000	57,612
Mattel, Inc.	1,971	50,714

		108,326

Media - 0.9%
Comcast Corp.-Class A	1,190	44,530
Informa PLC	3,067	25,521
Omnicom Group, Inc.	1,110	94,461
Regal Entertainment Group-Class A	3,350	72,293
WPP PLC	3,870	91,047

		327,852

Multiline Retail - 0.2%
Dollar General Corp. (b)	525	38,336
Harvey Norman Holdings Ltd.	12,995	51,308

		89,644

Specialty Retail - 1.0%
AutoZone, Inc. (c)	40	29,462
Best Buy Co., Inc.	2,015	88,922
Home Depot, Inc. (The) (b)	457	66,224
Ross Stores, Inc. (b)	1,093	74,958
TJX Cos., Inc. (The)	1,340	105,123

		364,689

Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	405	27,850

		1,674,756

Energy - 4.5%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	1,664	133,719

Integrated Oil & Gas - 0.2%
Repsol SA	5,800	85,801

Oil, Gas & Consumable Fuels - 3.9%
BP PLC	23,897	134,747
BP PLC (Sponsored ADR)	2,260	76,659
Chevron Corp. (b)	2,227	250,538
EOG Resources, Inc.	153	14,839
Exxon Mobil Corp.	1,289	104,821
LUKOIL PJSC (Sponsored ADR)	1,630	86,186
Occidental Petroleum Corp.	1,672	109,600
Royal Dutch Shell PLC (Sponsored ADR)	1,480	81,400
Royal Dutch Shell PLC-Class A	5,019	129,881
Royal Dutch Shell PLC-Class B	3,420	92,575
Statoil ASA	9,252	163,124
TOTAL SA	1,281	63,917

Company	Shares	U.S. $ Value
TransCanada Corp.	2,923	$134,376

		1,442,663

		1,662,183

Health Care - 4.4%
Biotechnology - 0.7%
AbbVie, Inc.	1,332	82,371
Amgen, Inc.	492	86,852
Gilead Sciences, Inc.	1,035	72,947

		242,170

Health Care Providers & Services - 1.3%
Aetna, Inc.	845	108,802
Anthem, Inc. (b)	603	99,387
UnitedHealth Group, Inc. (b)	1,764	291,730

		499,919

Pharmaceuticals - 2.4%
GlaxoSmithKline PLC	4,332	88,645
Johnson & Johnson	1,455	177,816
Merck & Co., Inc. (b)	2,799	184,370
Orion Oyj-Class B	2,213	109,062
Pfizer, Inc. (b)	2,185	74,552
Roche Holding AG	732	178,172
Sanofi	1,010	87,121

		899,738

		1,641,827

Industrials - 4.3%
Aerospace & Defense - 0.6%
Raytheon Co.	468	72,142
Saab AB-Class B	1,400	55,420
United Technologies Corp.	809	91,053

		218,615

Airlines - 0.1%
Delta Air Lines, Inc.	780	38,945

Construction & Engineering - 0.3%
Bouygues SA	2,409	92,919

Electrical Equipment - 0.3%
Emerson Electric Co.	1,540	92,554

Industrial Conglomerates - 0.8%
3M Co.	476	88,702
General Electric Co. (b)	2,991	89,162
Siemens AG (REG)	1,010	131,301

		309,165

Machinery - 0.6%
Caterpillar, Inc.	728	70,369
Kawasaki Heavy Industries Ltd.	16,000	50,139
Kone Oyj-Class B	1,050	46,962
SKF AB-Class B	3,706	70,421

		237,891

Company	Shares	U.S. $ Value
Professional Services - 0.9%
Equifax, Inc.	477	$62,540
Experian PLC	2,520	49,921
Nielsen Holdings PLC	1,615	71,641
RELX NV	5,420	95,974
Wolters Kluwer NV	970	39,757

		319,833

Road & Rail - 0.3%
CSX Corp.	2,251	109,309

Trading Companies & Distributors - 0.4%
Mitsui & Co., Ltd.	4,000	61,230
MSC Industrial Direct Co., Inc.-Class A	558	56,129
Sumitomo Corp.	3,500	47,045

		164,404

		1,583,635

Consumer Staples - 2.9%
Food & Staples Retailing - 0.5%
Kroger Co. (The)	2,660	84,588
Wal-Mart Stores, Inc.	1,506	106,820

		191,408

Food Products - 0.2%
Salmar ASA	1,320	33,352
Tyson Foods, Inc.-Class A	1,025	64,124

		97,476

Household Products - 0.5%
Procter & Gamble Co. (The)	1,526	138,973
Reckitt Benckiser Group PLC	455	41,314

		180,287

Tobacco - 1.7%
Altria Group, Inc. (b)	3,647	273,233
British American Tobacco PLC	1,255	79,272
Imperial Brands PLC	435	20,478
Philip Morris International, Inc. (b)	1,492	163,150
Swedish Match AB	2,685	83,533

		619,666

		1,088,837

Materials - 2.5%
Chemicals - 0.7%
Covestro AG (d)	1,266	95,266
Dow Chemical Co. (The)	2,165	134,793
Sherwin-Williams Co. (The) (b)	114	35,173

		265,232

Company	Shares	U.S. $ Value
Construction Materials - 0.1%
CRH PLC	1,582	$53,482

Containers & Packaging - 0.8%
Amcor Ltd./Australia	6,430	69,207
Bemis Co., Inc.	1,530	75,842
International Paper Co.	1,785	94,070
Sealed Air Corp.	1,182	54,939

		294,058

Metals & Mining - 0.6%
BHP Billiton Ltd.	5,066	95,890
Glencore PLC (c)	8,860	35,321
Rio Tinto PLC	2,175	89,145

		220,356

Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	4,319	102,432

		935,560

Utilities - 1.1%
Electric Utilities - 0.7%
EDP - Energias de Portugal SA	8,240	25,474
Endesa SA	6,307	134,146
Fortum Oyj	5,798	88,905

		248,525

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	5,202	142,119

		390,644

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,406	142,337
BCE, Inc.	1,528	66,656
Verizon Communications, Inc.	2,657	131,867

		340,860

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	15,247	38,184

		379,044

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CapitaLand Commercial Trust	58,500	65,066
HCP, Inc.	1,928	63,219

		128,285

Real Estate Management & Development - 0.3%
Daito Trust Construction Co., Ltd.	600	83,939
Sino Land Co., Ltd.	16,000	27,848

		111,787

		240,072

Total Common Stocks (cost $14,100,831)		14,827,067

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 7.0%
Real Estate - 7.0%
Diversified REITs - 0.9%
Gramercy Property Trust
7.125%	3,900	$104,130
PS Business Parks, Inc.
5.70%	1,800	44,586
PS Business Parks, Inc.
6.00%	800	20,264
VEREIT, Inc.
6.70%	3,300	85,734
Vornado Realty Trust
5.40%	2,600	62,790

		317,504

Health Care REITs - 0.3%
Sabra Health Care REIT, Inc.
Series A
7.125%	2,800	72,520
Welltower, Inc.
6.50%	1,600	40,368

		112,888

Hotel & Resort REITs - 0.9%
Ashford Hospitality Trust, Inc.
7.375%	2,000	48,020
Chesapeake Lodging Trust
7.75%	1,800	46,116
Hersha Hospitality Trust
6.50%	700	17,150
Hersha Hospitality Trust
6.875%	2,200	55,814
LaSalle Hotel Properties
6.30%	800	19,760
Pebblebrook Hotel Trust
6.375%	800	20,136
Pebblebrook Hotel Trust
6.50%	1,500	38,190
Summit Hotel Properties, Inc.
7.875%	1,500	38,280
Sunstone Hotel Investors, Inc.
6.45%	1,425	35,739
Sunstone Hotel Investors, Inc.
6.95%	975	25,155

		344,360

Industrial REITs - 0.6%
Monmouth Real Estate Investment Corp.
6.125%	1,000	24,990
Monmouth Real Estate Investment Corp.
7.875%	1,800	45,954
Rexford Industrial Realty, Inc.
5.875%	2,400	57,672
STAG Industrial, Inc.
6.625%	2,200	55,990
Terreno Realty Corp.
7.75%	1,400	35,840

		220,446

Company	Shares	U.S. $ Value
Office REITs - 0.9%
Alexandria Real Estate Equities, Inc.
6.45%	2,200	$55,594
Boston Properties, Inc.
5.25%	1,500	36,975
Brandywine Realty Trust Series E
6.90%	2,000	50,760
Corporate Office Properties Trust
7.375%	1,500	38,925
Digital Realty Trust, Inc.
6.35%	1,600	42,240
Digital Realty Trust, Inc.
7.375%	1,100	30,294
Kilroy Realty Corp.
6.375%	1,500	38,175
SL Green Realty Corp.
6.50%	1,800	46,242

		339,205

Real Estate Development - 0.1%
LaSalle Hotel Properties
6.375%	1,400	35,350

Residential REITs - 0.6%
American Homes 4 Rent
6.50%	2,600	66,924
Apartment Investment & Management Co.
6.875%	3,000	81,495
Equity LifeStyle Properties, Inc.
6.75%	1,400	36,127
Sun Communities, Inc.
7.125%	1,300	33,345

		217,891

Retail REITs - 1.9%
CBL & Associates Properties, Inc.
6.625%	1,900	47,272
Cedar Realty Trust, Inc.
Series B
7.25%	2,000	48,900
DDR Corp.
6.50%	400	10,132
DDR Corp.
Series K
6.25%	1,400	35,168
GGP, Inc.
6.375%	2,600	67,275
Kimco Realty Corp.
Series K
5.625%	2,600	64,246
National Retail Properties, Inc.
5.20%	1,900	43,206

Company		Shares	U.S. $ Value
National Retail Properties, Inc.
Series E
5.70%		2,200	$54,758
Pennsylvania Real Estate Investment Trust
7.375%		2,000	50,300
Realty Income Corp.
6.625%		1,400	35,560
Regency Centers Corp.
6.00%		1,600	40,560
Retail Properties of America, Inc.
7.00%		2,000	50,600
Saul Centers, Inc.
6.875%		1,100	27,951
Taubman Centers, Inc.
6.25%		1,200	30,168
Taubman Centers, Inc.
6.50%		1,400	35,630
Urstadt Biddle Properties, Inc.
7.125%		1,500	38,400
Washington Prime Group, Inc.
6.875%		1,600	41,120

			721,246

Specialized REITs - 0.8%
CoreSite Realty Corp.
7.25%		2,500	64,100
DuPont Fabros Technology, Inc.
6.625%		3,100	80,538
EPR Properties
6.625%		2,200	57,002
Public Storage
5.125%		1,100	26,378
Public Storage
5.375%		1,650	40,739
Public Storage
5.90%		800	20,208

			288,965

Total Preferred Stocks (cost $2,613,203)			2,597,855

		Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 1.2%
Angola - 0.6%
Angolan Government International Bond
9.50%, 11/12/25 (d)	U.S.$	200	202,382

Venezuela - 0.6%
Venezuela Government International Bond
7.65%, 4/21/25 (d)		498	236,699

Total Emerging Markets - Sovereigns (cost $380,519)			439,081

Company		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - TREASURIES - 1.1%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	805	$258,258

Turkey - 0.4%
Turkey Government Bond
9.40%, 7/08/20	TRY	541	143,088

Total Emerging Markets - Treasuries (cost $407,742)			401,346

		Shares
SHORT-TERM INVESTMENTS - 5.9%
INVESTMENT COMPANIES - 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (a)(e) (cost $2,197,170)		2,197,170	2,197,170

Total Investments - 96.1% (cost $34,568,190) (f)			35,700,243
Other assets less liabilities - 3.9%			1,447,252

Net Assets - 100.0%			$37,147,495

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	7	March 2017	$682,612	$688,283	$5,671
Canadian 10 Yr Bond Futures	1	June 2017	102,622	103,411	789
Mini MSCI Emerging Market Futures	22	March 2017	1,042,460	1,023,880	(18,580)
TOPIX Index Futures	9	March 2017	1,220,828	1,228,893	8,065
U.S. T-Note 10 Yr (CBT) Futures	6	June 2017	745,323	747,469	2,146
Sold Contracts
Euro STOXX 50 Index Futures	15	March 2017	526,289	528,217	(1,928)
FTSE 100 Index Futures	2	March 2017	179,065	180,308	(1,243)
Mini MSCI EAFE Futures	17	March 2017	1,448,248	1,483,675	(35,427)
MINI S&P/TSX 60 Futures	15	March 2017	517,303	511,651	5,652
S&P 500 E-Mini Futures	35	March 2017	3,957,492	4,134,900	(177,408)
SPI 200 Futures	2	March 2017	218,237	217,896	341

					$(211,922)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	582	USD	618	3/16/17	$822
Barclays Bank PLC	INR	30,115	USD	449	3/16/17	(1,384)
Barclays Bank PLC	CNY	6,570	USD	948	6/15/17	(735)
Barclays Bank PLC	USD	445	INR	30,115	6/15/17	1,616
BNP Paribas SA	USD	394	TWD	12,094	3/16/17	33
BNP Paribas SA	TWD	12,094	USD	396	6/15/17	(104)
BNP Paribas SA	USD	53	PEN	176	6/15/17	(89)
Credit Suisse International	PHP	25,019	USD	498	3/16/17	875
Credit Suisse International	TWD	12,094	USD	382	3/16/17	(12,107)
Credit Suisse International	USD	417	CLP	268,982	3/16/17	(4,027)
Credit Suisse International	USD	242	IDR	3,263,853	3/16/17	2,425
Credit Suisse International	CLP	403,578	USD	621	6/15/17	4,330
Credit Suisse International	KRW	754,537	USD	669	6/15/17	2,706
Credit Suisse International	USD	314	COP	925,128	6/15/17	(2,499)
Goldman Sachs Bank USA	BRL	514	USD	166	3/02/17	587
Goldman Sachs Bank USA	USD	166	BRL	514	3/02/17	(624)
Goldman Sachs Bank USA	USD	165	BRL	514	4/04/17	(457)
Goldman Sachs Bank USA	USD	397	TWD	12,094	6/15/17	(741)
JPMorgan Chase Bank, NA	USD	71	CAD	94	3/16/17	(983)
JPMorgan Chase Bank, NA	USD	161	COP	491,745	3/16/17	6,388
JPMorgan Chase Bank, NA	USD	44	INR	3,044	3/16/17	1,101
Morgan Stanley & Co. LLC	BRL	514	USD	166	3/02/17	624
Morgan Stanley & Co. LLC	USD	155	BRL	514	3/02/17	10,746
Morgan Stanley & Co. LLC	CLP	268,982	USD	408	3/16/17	(5,640)
Morgan Stanley & Co. LLC	COP	491,745	USD	169	3/16/17	982
Morgan Stanley & Co. LLC	USD	54	PEN	176	3/16/17	(187)
Morgan Stanley & Co. LLC	PEN	176	USD	53	6/15/17	154
Morgan Stanley & Co. LLC	USD	166	COP	491,745	6/15/17	(624)
Morgan Stanley & Co. LLC	USD	501	IDR	6,755,487	6/15/17	(1,029)
Morgan Stanley & Co., Inc.	JPY	68,658	USD	615	3/16/17	3,412
Nomura Global Financial Products, Inc.	USD	398	INR	27,071	3/16/17	6,826
Nomura Global Financial Products, Inc.	PHP	8,284	USD	163	6/15/17	293
Nomura Global Financial Products, Inc.	USD	108	INR	7,255	6/15/17	(131)
Standard Chartered Bank	IDR	4,743,134	USD	354	3/16/17	(505)
Standard Chartered Bank	KRW	311,623	USD	268	3/16/17	(7,214)
Standard Chartered Bank	USD	110	IDR	1,479,281	3/16/17	446
Standard Chartered Bank	USD	37	PHP	1,844	3/16/17	115
Standard Chartered Bank	USD	1,105	MYR	4,908	3/27/17	(1,514)
Standard Chartered Bank	USD	350	IDR	4,743,134	6/15/17	862
State Street Bank & Trust Co.	AUD	19	USD	14	3/16/17	(210)
State Street Bank & Trust Co.	CAD	345	USD	263	3/16/17	3,257
State Street Bank & Trust Co.	CHF	502	USD	496	3/16/17	(3,525)
State Street Bank & Trust Co.	DKK	107	USD	16	3/16/17	245
State Street Bank & Trust Co.	EUR	69	USD	74	3/16/17	820
State Street Bank & Trust Co.	EUR	25	USD	26	3/16/17	(48)
State Street Bank & Trust Co.	GBP	202	USD	253	3/16/17	2,294
State Street Bank & Trust Co.	HKD	48	USD	6	3/16/17	5
State Street Bank & Trust Co.	ILS	96	USD	26	3/16/17	(754)
State Street Bank & Trust Co.	JPY	24,170	USD	207	3/16/17	(7,835)
State Street Bank & Trust Co.	NOK	633	USD	76	3/16/17	763

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NOK	2,335	USD	276	3/16/17	$(2,167)
State Street Bank & Trust Co.	PEN	176	USD	51	3/16/17	(3,084)
State Street Bank & Trust Co.	SEK	608	USD	69	3/16/17	1,415
State Street Bank & Trust Co.	SEK	3,508	USD	385	3/16/17	(3,980)
State Street Bank & Trust Co.	SGD	96	USD	67	3/16/17	(802)
State Street Bank & Trust Co.	THB	10,917	USD	311	3/16/17	(1,302)
State Street Bank & Trust Co.	USD	15	AUD	19	3/16/17	48
State Street Bank & Trust Co.	USD	137	CAD	184	3/16/17	1,170
State Street Bank & Trust Co.	USD	300	CAD	395	3/16/17	(1,984)
State Street Bank & Trust Co.	USD	76	CHF	77	3/16/17	982
State Street Bank & Trust Co.	USD	56	CHF	56	3/16/17	(597)
State Street Bank & Trust Co.	USD	884	EUR	828	3/16/17	(5,930)
State Street Bank & Trust Co.	USD	54	GBP	43	3/16/17	188
State Street Bank & Trust Co.	USD	70	GBP	56	3/16/17	(683)
State Street Bank & Trust Co.	USD	35	HKD	269	3/16/17	(15)
State Street Bank & Trust Co.	USD	586	JPY	67,082	3/16/17	11,453
State Street Bank & Trust Co.	USD	101	JPY	11,287	3/16/17	(408)
State Street Bank & Trust Co.	USD	109	MXN	2,282	3/16/17	4,583
State Street Bank & Trust Co.	USD	78	NZD	110	3/16/17	674
State Street Bank & Trust Co.	USD	3	NZD	4	3/16/17	(46)
State Street Bank & Trust Co.	USD	306	THB	10,917	3/16/17	6,422
State Street Bank & Trust Co.	EUR	70	USD	74	4/18/17	(373)
State Street Bank & Trust Co.	GBP	29	USD	35	4/18/17	95
State Street Bank & Trust Co.	CHF	125	USD	125	6/15/17	(174)
State Street Bank & Trust Co.	SEK	1,253	USD	139	6/15/17	(84)
State Street Bank & Trust Co.	THB	10,917	USD	313	6/15/17	263
State Street Bank & Trust Co.	USD	183	CAD	241	6/15/17	(1,176)
State Street Bank & Trust Co.	USD	294	MXN	5,949	6/15/17	(1,722)
State Street Bank & Trust Co.	USD	311	THB	10,917	6/15/17	1,430
UBS AG	USD	273	KRW	311,623	3/16/17	1,620
UBS AG	USD	460	PHP	23,176	3/16/17	992
UBS AG	KRW	311,623	USD	274	6/15/17	(1,447)
UBS AG	PHP	23,176	USD	456	6/15/17	(664)

						$4,458

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index (g)	50	EUR	3,250.00	March 2017	$5,336	$(4,677)
Euro STOXX 50 Index (g)	130		3,250.00	March 2017	9,150	(12,161)
FTSE 100 Index (g)	30	GBP	7,200.00	March 2017	3,042	(3,100)
Nikkei 225 Index (g)	1,000	JPY	19,375.00	March 2017	2,052	(994)
Nikkei 225 Index (g)	1,000		19,000.00	March 2017	3,947	(2,598)
S&P 500 Index (h)	9	USD	2,365.00	April 2017	33,201	(33,201)
S&P ASX 200 Index (g)	10	AUD	5,600.00	March 2017	642	(847)
S&P TSX 60 Index (g)	160	CAD	920.00	March 2017	1,344	(386)

					$58,714	$(57,964)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00%	0.51%	$510	$10,267	$13,295
CDX-NAIG Series 27, 5 Year Index, 12/20/21*	1.00	0.62	200	3,829	396
CDX-NAIG Series 27, 5 Year Index, 12/20/21*	1.00	0.62	80	1,532	649
CDX-NAIG Series 27, 5 Year Index, 12/20/21*	1.00	0.62	100	1,916	764
CDX-NAIG Series 27, 5 Year Index, 12/20/21*	1.00	0.62	1,880	35,999	5,039

				$53,543	$20,143

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$310	8/21/20	3 Month LIBOR	1.620%	$(2,093)
Morgan Stanley & Co., LLC/(CME Group)		1,050	1/10/22	3 Month LIBOR	1.941%	(1,226)
Morgan Stanley & Co., LLC/(CME Group)	EUR	990	1/10/22	0.107%	6 Month EURIBOR	(2,394)
Morgan Stanley & Co., LLC/(CME Group)		990	1/10/22	0.107%	6 Month EURIBOR	(336)
Morgan Stanley & Co., LLC/(CME Group)	JPY	14,100	12/22/24	0.519%	6 Month LIBOR	(3,566)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	JPY	10,630	1/14/25	0.478%	6 Month LIBOR	$(2,345)
Morgan Stanley & Co., LLC/(CME Group)		10,450	2/06/25	0.548%	6 Month LIBOR	(2,800)
Morgan Stanley & Co., LLC/(CME Group)		$600	2/11/25	3 Month LIBOR	2.083%	(6,837)
Morgan Stanley & Co., LLC/(CME Group)	EUR	120	8/14/25	0.955%	6 Month EURIBOR	(5,682)
Morgan Stanley & Co., LLC/(CME Group)	CHF	20	9/02/25	0.256%	6 Month LIBOR	(632)
Morgan Stanley & Co., LLC/(CME Group)		140	10/02/25	0.210%	6 Month LIBOR	(4,119)
Morgan Stanley & Co., LLC/(CME Group)	NZD	400	11/19/25	3 Month BKBM	3.610%	7,899
Morgan Stanley & Co., LLC/(CME Group)	CHF	170	11/19/25	0.048%	6 Month LIBOR	(1,852)
Morgan Stanley & Co., LLC/(CME Group)		$60	11/19/25	3 Month LIBOR	2.202%	(64)
Morgan Stanley & Co., LLC/(CME Group)	SEK	80	1/12/26	3 Month STIBOR	1.470%	453
Morgan Stanley & Co., LLC/(CME Group)	NZD	90	2/03/26	3 Month BKBM	3.375%	(20)
Morgan Stanley & Co., LLC/(CME Group)	JPY	8,540	4/04/26	0.144%	6 Month LIBOR	428
Morgan Stanley & Co., LLC/(CME Group)	EUR	170	4/04/26	0.564%	6 Month EURIBOR	(1,050)
Morgan Stanley & Co., LLC/(CME Group)		$100	4/04/26	3 Month LIBOR	1.687%	(4,696)
Morgan Stanley & Co., LLC/(CME Group)	CHF	100	6/09/26	-0.210%	6 Month LIBOR	1,742
Morgan Stanley & Co., LLC/(CME Group)		$40	8/19/26	3 Month LIBOR	1.466%	(2,998)
Morgan Stanley & Co., LLC/(CME Group)		270	9/26/26	3 Month LIBOR	1.489%	(18,855)
Morgan Stanley & Co., LLC/(CME Group)	AUD	160	9/26/26	6 Month BBSW	2.160%	(8,267)
Morgan Stanley & Co., LLC/(CME Group)		$140	10/11/26	3 Month LIBOR	1.613%	(8,270)
Morgan Stanley & Co., LLC/(CME Group)		160	10/13/26	3 Month LIBOR	1.633%	(9,165)
Morgan Stanley & Co., LLC/(CME Group)	AUD	200	12/02/26	6 Month BBSW	2.955%	228
Morgan Stanley & Co., LLC/(CME Group)	NOK	1,670	12/05/26	2.030%	6 Month NIBOR	1,849

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	1,670	12/05/26	6 Month NIBOR	2.030%	$2,029
Morgan Stanley & Co., LLC/(CME Group)	CAD	490	12/22/26	3 Month CDOR	2.030%	6,816
Morgan Stanley & Co., LLC/(CME Group)	AUD	150	12/23/26	6 Month BBSW	3.078%	1,321
Morgan Stanley & Co., LLC/(CME Group)	EUR	290	12/27/26	0.729%	6 Month EURIBOR	(118)
Morgan Stanley & Co., LLC/(CME Group)		290	12/27/26	0.729%	6 Month EURIBOR	(2,853)
Morgan Stanley & Co., LLC/(CME Group)	CHF	250	12/28/26	0.193%	6 Month LIBOR	(4,441)
Morgan Stanley & Co., LLC/(CME Group)		250	12/28/26	0.193%	6 Month LIBOR	(289)
Morgan Stanley & Co., LLC/(CME Group)	NZD	240	12/28/26	3 Month BKBM	3.580%	2,254
Morgan Stanley & Co., LLC/(CME Group)		160	12/28/26	3 Month LIBOR	2.491%	2,470
Morgan Stanley & Co., LLC/(CME Group)	JPY	18,420	12/29/26	0.255%	6 Month LIBOR	(319)
Morgan Stanley & Co., LLC/(CME Group)		$310	2/06/27	3 Month LIBOR	2.420%	2,179
Morgan Stanley & Co., LLC/(CME Group)		640	2/16/27	3 Month LIBOR	2.434%	5,048
Morgan Stanley & Co., LLC/(CME Group)	EUR	280	2/17/27	0.800%	6 Month EURIBOR	(4,097)
Morgan Stanley & Co., LLC/(CME Group)		$420	2/27/27	3 Month LIBOR	2.380%	1,023
Morgan Stanley & Co., LLC/(CME Group)	CAD	580	2/28/27	3 Month CDOR	1.854%	(566)
Morgan Stanley & Co., LLC/(CME Group)	GBP	290	2/28/27	1.159%	6 Month LIBOR	(11)
Morgan Stanley & Co., LLC/(CME Group)	AUD	420	3/01/27	6 Month BBSW	2.973%	(113)
Morgan Stanley & Co., LLC/(CME Group)	JPY	35,680	3/02/27	0.248%	6 Month LIBOR	0
Morgan Stanley & Co., LLC/(CME Group)	NZD	480	3/02/27	3 Month BKBM	3.455%	0
Morgan Stanley & Co., LLC/(CME Group)	CHF	350	3/02/27	0.038%	6 Month LIBOR	0
Morgan Stanley & Co., LLC/(CME Group)		350	3/02/27	0.038%	6 Month LIBOR	(95)
Morgan Stanley & Co., LLC/(CME Group)		$340	3/02/27	3 Month LIBOR	2.355%	(86)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$	220	8/21/45	3 Month LIBOR	2.630%	$577
Morgan Stanley & Co., LLC/(CME Group)		70	9/04/45	3 Month LIBOR	2.708%	2,069

						$(61,870)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$1,920	10/01/20	1.273%	CPI	#	$72,241
JPMorgan Chase Bank, NA	400	11/10/21	1.896%	CPI	#	8,093

						$80,334

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	57,000	FedFundEffective Plus 0.55%	$5,700	3/31/17	$(15,407)

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $534,347 or 1.4% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,354,521 and gross unrealized depreciation of investments was $(222,468), resulting in net unrealized appreciation of $1,132,053.
(g)	One contract relates to 1 share.
(h)	One contract relates to 100 shares.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of February 28, 2017.

Security Description	Shares
MS Global Equity Long Index
Aetna, Inc.	1,477
Alphabet, Inc.	149
Altria Group, Inc.	2,651
Amadeus IT Holding SA	2,546
Amcor Ltd./Australia	12,022
Amdocs Ltd.	2,447
Anthem, Inc.	1,057
Aon PLC	414
Apple, Inc.	1,517
Aristocrat Leisure Ltd.	6,400
AutoZone, Inc.	73
Bandai Namco Holdings, Inc.	3,255
Bemis Co., Inc.	2,791
Booz Allen Hamilton Holding Corp.	3,835
Brinker International, Inc.	2,164
British American Tobacco PLC	2,279
CGI Group, Inc.	1,419
Comcast Corp.	1,972
Covestro AG	2,251
DBS Group Holdings Ltd.	7,819
Delta Air Lines, Inc.	1,413
Direct Line Insurance Group PLC	16,444
DNB ASA	8,383
Dollar General Corp.	944
EDP - Energias de Portugal SA	15,076
Endesa SA	2,390
EOG Resources, Inc.	453
Equifax, Inc.	871
Euler Hermes Group	380
Experian PLC	4,638
Fidelity National Information Services, Inc.	879
FNF Group	3,851
Fuji Heavy Industries Ltd.	2,549

Security Description	Shares
Gilead Sciences, Inc.	1,866
Home Depot, Inc. (The)	828
HUGO BOSS AG	752
IG Group Holdings PLC	5,521
Imperial Brands PLC	795
Informa PLC	5,601
Intel Corp.	2,203
Johnson & Johnson	525
Kone Oyj	1,892
Kroger Co. (The)	4,865
Marsh & McLennan Cos., Inc.	2,301
Merck & Co., Inc.	2,497
Microsoft Corp.	3,742
Mitsubishi UFJ Financial Group, Inc.	24,448
MSC Industrial Direct Co., Inc.	1,024
National Australia Bank Ltd.	2,000
Nice, Ltd.	1,428
Nielsen Holdings PLC	2,965
Nordea Bank AB	6,954
Omnicom Group, Inc.	1,918
Oracle Corp.	5,187
Oracle Corp. Japan	1,855
Oversea-Chinese Banking Corp., Ltd.	10,686
Pfizer, Inc.	3,958
Philip Morris International, Inc.	1,148
PNC Financial Services Group, Inc. (The)	640
Raytheon Co.	849
Reckitt Benckiser Group PLC	821
Regal Entertainment Group	5,172
RELX NV	9,400
Roche Holding AG	573
Ross Stores, Inc.	1,959
Royal Bank of Canada	2,152
Royal Dutch Shell PLC	5,996
Saab AB	2,581
Sage Group PLC (The)	6,479
Salmar ASA	2,375

Security Description	Shares
Sanofi	1,738
Schlumberger Ltd.	1,123
Sealed Air Corp.	2,172
Sherwin-Williams Co. (The)	186
Sino Land Co., Ltd.	28,435
SPDR S&P500 ETF Trust	220
Swedbank AB	1,855
Texas Instruments, Inc.	2,034
Thomson Reuters Corp.	2,296
TJX Cos., Inc. (The)	2,297
Toronto-Dominion Bank (The)	3,968
TOTAL SA	2,368
Total System Services, Inc.	2,753
Tryg A/S	4,473
Tyson Foods, Inc.	1,848
UnitedHealth Group, Inc.	1,222
Vantiv, Inc.	1,177
Wells Fargo & Co.	1,706
Wolters Kluwer NV	1,559
WPP PLC	6,767

AB All Market Income Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$15,237,724		$	– 0	–	$	– 0	–	$15,237,724
Common Stocks:
Financials	1,267,283			1,730,148			– 0	–	2,997,431
Information Technology	2,027,684			205,394			– 0	–	2,233,078
Consumer Discretionary	943,384			731,372			– 0	–	1,674,756
Energy	992,138			670,045			– 0	–	1,662,183
Health Care	1,178,827			463,000			– 0	–	1,641,827
Industrials	842,546			741,089			– 0	–	1,583,635
Consumer Staples	830,888			257,949			– 0	–	1,088,837
Materials	394,817			540,743			– 0	–	935,560
Utilities	142,119			248,525			– 0	–	390,644
Telecommunication Services	340,860			38,184			– 0	–	379,044
Real Estate	63,219			176,853			– 0	–	240,072
Preferred Stocks	2,597,855			– 0	–		– 0	–	2,597,855
Emerging Markets - Sovereigns	– 0	–		439,081			– 0	–	439,081
Emerging Markets - Treasuries	– 0	–		401,346			– 0	–	401,346
Short-Term Investments	2,197,170			– 0	–		– 0	–	2,197,170

Total Investments in Securities	29,056,514			6,643,729			– 0	–	35,700,243
Other Financial Instruments (a):
Assets:
Futures	14,258			8,406			– 0	–	22,664
Forward Currency Exchange Contracts	– 0	–		84,062			– 0	–	84,062
Centrally Cleared Credit Default Swaps	– 0	–		20,143			– 0	–	20,143
Centrally Cleared Interest Rate Swaps	– 0	–		38,385			– 0	–	38,385
Inflation (CPI) Swaps	– 0	–		80,334			– 0	–	80,334
Liabilities:
Futures	(231,415)			(3,171)			– 0	–	(234,586)
Forward Currency Exchange Contracts	– 0	–		(79,604)			– 0	–	(79,604)
Call Options Written	– 0	–		(57,963)			– 0	–	(57,963)
Centrally Cleared Interest Rate Swaps	– 0	–		(100,255)			– 0	–	(100,255)
Total Return Swaps	– 0	–		(15,407)			– 0	–	(15,407)

Total (b)	$28,839,357			$6,618,659		$	– 0	–	$35,458,016

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$1,099	$7,806	$6,708	$2,197	$1

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended February 28, 2017 is as follows:

							Distributions
Affiliated Issuer	Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 2/28/17 (000)	Income (000)	Realized Gains (000)
AB High Income Fund, Inc.	$7,705	$5,934	$841	$(11)	$340	$13,127	$160	$	– 0 –

AB Cap Fund, Inc.

Asia Ex-Japan Equity Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 32.2%
Electronic Equipment, Instruments & Components - 5.8%
Hon Hai Precision Industry Co., Ltd.	16,000	$46,559
Kingboard Chemical Holdings Ltd.	12,500	44,196
Largan Precision Co., Ltd.	1,330	197,389
Tripod Technology Corp.	19,000	49,582

		337,726

Internet Software & Services - 7.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	710	73,059
NetEase, Inc. (ADR)	390	118,973
Tencent Holdings Ltd.	8,300	220,257

		412,289

Semiconductors & Semiconductor Equipment - 8.3%
Advanced Semiconductor Engineering, Inc.	51,000	63,630
Chipbond Technology Corp.	18,000	27,881
Hua Hong Semiconductor Ltd. (b)	100,000	119,544
Realtek Semiconductor Corp.	29,000	107,872
Taiwan Semiconductor Manufacturing Co., Ltd.	27,000	165,417

		484,344

Technology Hardware, Storage & Peripherals - 11.0%
Pegatron Corp.	29,000	76,361
Quanta Computer, Inc.	28,000	57,962
Samsung Electronics Co., Ltd.	202	343,286
Samsung Electronics Co., Ltd. (Preference Shares)	93	123,094
Wistron Corp.	50,034	41,913
		642,616

		1,876,975

Financials - 27.6%
Banks - 19.7%
Agricultural Bank of China Ltd.-Class H	350,000	161,319
Bangkok Bank PCL	12,100	66,903
BOC Hong Kong Holdings Ltd.	36,500	144,190
China CITIC Bank Corp., Ltd.-Class H	86,000	59,039
Dah Sing Financial Holdings Ltd.	8,000	58,931
Hana Financial Group, Inc.	3,690	114,950
ICICI Bank Ltd.	8,570	35,340
Industrial & Commercial Bank of China Ltd.-Class H	178,000	116,636
KB Financial Group, Inc.	3,940	162,643
Punjab National Bank (a)	12,220	25,870
Shinhan Financial Group Co., Ltd.	2,850	117,252
State Bank of India	20,850	83,888

		1,146,961

Capital Markets - 0.5%
China Everbright Ltd.	14,000	27,769

Diversified Financial Services - 1.4%
Fubon Financial Holding Co., Ltd.	50,000	81,026

Company	Shares	U.S. $ Value
Insurance - 6.0%
Dongbu Insurance Co., Ltd.	2,250	$121,480
Hyundai Marine & Fire Insurance Co., Ltd.	870	24,930
New China Life Insurance Co., Ltd.-Class H	21,500	105,811
PICC Property & Casualty Co., Ltd.-Class H	66,000	100,782

		353,003

		1,608,759

Consumer Discretionary - 9.5%
Auto Components - 2.6%
Hankook Tire Co., Ltd.	2,890	152,652

Automobiles - 2.0%
Tata Motors Ltd.	8,860	60,539
Tata Motors Ltd.-Class A	13,430	55,419

		115,958

Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	710	34,371

Household Durables - 0.9%
Skyworth Digital Holdings Ltd.	82,166	53,308

Multiline Retail - 1.0%
Lotte Shopping Co., Ltd.	270	55,159

Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.	32,200	29,382

Textiles, Apparel & Luxury Goods - 1.9%
Li Ning Co., Ltd. (a)	66,500	44,507
Luthai Textile Co., Ltd.-Class B	20,300	24,313
Yue Yuen Industrial Holdings Ltd.	11,500	42,813

		111,633

		552,463

Materials - 8.8%
Chemicals - 5.6%
Green Seal Holding Ltd.	6,000	31,864
Kumho Petrochemical Co., Ltd.	1,020	69,139
LG Chem Ltd.	540	135,018
PTT Global Chemical PCL	45,500	92,876

		328,897

Metals & Mining - 2.0%
POSCO	290	72,517
Vale Indonesia Tbk PT (a)	74,000	14,123
Vedanta Ltd.	7,540	29,185

		115,825

Paper & Forest Products - 1.2%
Nine Dragons Paper Holdings Ltd.	55,000	69,794

		514,516

Company	Shares	U.S. $ Value
Telecommunication Services - 6.2%
Diversified Telecommunication Services - 3.3%
China Unicom Hong Kong Ltd.	110,000	$133,746
KT Corp.	1,790	48,188
KT Corp. (Sponsored ADR)	606	9,696

		191,630

Wireless Telecommunication Services - 2.9%
China Mobile Ltd.	8,700	95,962
XL Axiata Tbk PT (a)	327,750	73,375

		169,337

		360,967

Real Estate - 5.7%
Real Estate Management & Development - 5.7%
Cheung Kong Property Holdings Ltd.	14,500	98,590
China Resources Land Ltd.	21,000	57,294
CIFI Holdings Group Co., Ltd.	98,000	32,807
Wharf Holdings Ltd. (The)	18,000	142,604

		331,295

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
PetroChina Co., Ltd.-Class H	110,000	83,554
Petronet LNG Ltd.	10,190	61,954

		145,508

Utilities - 1.7%
Independent Power and Renewable Electricity Producers - 1.7%
Huaneng Renewables Corp., Ltd.-Class H	216,000	73,420
NTPC Ltd.	11,990	29,284

		102,704

Health Care - 1.7%
Health Care Providers & Services - 1.7%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	38,400	98,866

Consumer Staples - 1.5%
Food Products - 1.5%
WH Group Ltd. (b)	111,000	86,661

Industrials - 1.1%
Construction & Engineering - 0.7%
China Railway Group Ltd.-Class H	46,000	40,181

Machinery - 0.4%
Sinotruk Hong Kong Ltd.	27,000	22,402

		62,583

U.S. $ Value
Total Investments - 98.5% (cost $4,968,917) (c)	$5,741,297
Other assets less liabilities - 1.5%	86,065

Net Assets - 100.0%	$5,827,362

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $206,205 or 3.5% of net assets.
(c)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $837,782 and gross unrealized depreciation of investments was $(65,402), resulting in net unrealized appreciation of $772,380.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN*

February 28, 2017 (unaudited)

34.4%	China
27.0%	South Korea
16.0%	Taiwan
11.7%	Hong Kong
6.6%	India
2.8%	Thailand
1.5%	Indonesia

100.0%	Total Investments

*	All data are as of February 28, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Asia Ex-Japan Equity Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as    Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$192,032		$1,684,943		$	– 0	–	$1,876,975
Financials	66,903		1,541,856			– 0	–	1,608,759
Consumer Discretionary	77,184		475,279			– 0	–	552,463
Materials	– 0	–	514,516			– 0	–	514,516
Telecommunication Services	9,696		351,271			– 0	–	360,967
Real Estate	– 0	–	331,295			– 0	–	331,295
Energy	– 0	–	145,508			– 0	–	145,508
Utilities	– 0	–	102,704			– 0	–	102,704
Health Care	– 0	–	98,866			– 0	–	98,866
Consumer Staples	– 0	–	86,661			– 0	–	86,661
Industrials	– 0	–	62,583			– 0	–	62,583

Total Investments in Securities	345,815		5,395,482	†		– 0	–	5,741,297
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$345,815		$5,395,482		$	– 0	–	$5,741,297

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
^	An amount of $69,808 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were de minimis transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the and valuation policies and procedures and modification or enhancement of these policies and procedures (or modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 21.7%
Banks - 16.6%
1st Source Corp.	40,040	$1,870,268
Associated Banc-Corp.	115,450	2,972,838
Customers Bancorp, Inc. (a)	80,550	2,765,282
First Commonwealth Financial Corp.	143,510	1,999,094
Fulton Financial Corp.	115,710	2,212,954
Hope Bancorp, Inc.	126,714	2,711,680
Huntington Bancshares, Inc./OH	92,200	1,303,708
Independent Bank Group, Inc.	40,560	2,567,448
Sterling Bancorp/DE	117,350	2,904,413
Synovus Financial Corp.	47,870	2,021,071
Texas Capital Bancshares, Inc. (a)	39,470	3,518,750
Webster Financial Corp.	54,280	2,981,600
Zions Bancorporation	58,830	2,641,467

		32,470,573

Insurance - 2.6%
First American Financial Corp.	31,990	1,249,849
Selective Insurance Group, Inc.	37,830	1,675,869
State Auto Financial Corp.	33,632	902,346
Validus Holdings Ltd.	19,980	1,152,047

		4,980,111

Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (a)	47,980	1,670,184
HomeStreet, Inc. (a)	60,310	1,646,463
WSFS Financial Corp.	36,190	1,650,264

		4,966,911

		42,417,595

Industrials - 18.5%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	25,920	2,304,288
Wesco Aircraft Holdings, Inc. (a)	149,970	1,814,637

		4,118,925

Air Freight & Logistics - 1.5%
Air Transport Services Group, Inc. (a)	63,900	1,087,578
Atlas Air Worldwide Holdings, Inc. (a)	31,450	1,787,932

		2,875,510

Airlines - 1.4%
SkyWest, Inc.	77,520	2,724,828

Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	36,320	1,481,493
Viad Corp.	26,200	1,236,640

		2,718,133

Construction & Engineering - 2.9%
AECOM (a)	63,790	2,318,767
EMCOR Group, Inc.	8,330	512,128
Tutor Perini Corp. (a)	94,110	2,865,649

		5,696,544

Company	Shares	U.S. $ Value
Electrical Equipment - 2.3%
EnerSys	32,490	$2,492,958
General Cable Corp.	6,200	103,540
Regal Beloit Corp.	26,660	1,984,837

		4,581,335

Machinery - 3.5%
Oshkosh Corp.	39,510	2,682,334
SPX FLOW, Inc. (a)	63,860	2,171,240
Terex Corp.	63,050	1,969,682

		6,823,256

Professional Services - 1.3%
TrueBlue, Inc. (a)	93,670	2,430,737

Road & Rail - 2.1%
Covenant Transportation Group, Inc.-Class A(a)	117,000	2,344,680
Saia, Inc. (a)	37,820	1,828,597

		4,173,277

		36,142,545

Information Technology - 18.4%
Communications Equipment - 3.2%
Extreme Networks, Inc. (a)	260,210	1,626,313
Infinera Corp. (a)	122,640	1,330,644
Mitel Networks Corp. (a)	278,170	1,841,485
NETGEAR, Inc. (a)	26,590	1,457,132

		6,255,574

Electronic Equipment, Instruments & Components - 2.8%
Anixter International, Inc. (a)	30,140	2,510,662
VeriFone Systems, Inc. (a)	79,940	1,652,360
Vishay Intertechnology, Inc.	85,700	1,358,345

		5,521,367

IT Services - 3.6%
Booz Allen Hamilton Holding Corp.	54,730	1,957,692
CSG Systems International, Inc.	35,120	1,384,079
Unisys Corp. (a)(b)	151,300	2,103,070
Virtusa Corp. (a)	48,360	1,499,644

		6,944,485

Semiconductors & Semiconductor Equipment - 6.4%
Cabot Microelectronics Corp.	18,750	1,297,875
Cypress Semiconductor Corp.	206,628	2,741,953
FormFactor, Inc. (a)	188,180	2,004,117
Integrated Device Technology, Inc. (a)	60,680	1,450,859
Kulicke & Soffa Industries, Inc. (a)	115,110	2,356,302
Mellanox Technologies Ltd. (a)	25,750	1,246,300
Photronics, Inc. (a)	123,420	1,320,594

		12,418,000

Company	Shares	U.S. $ Value
Software - 1.2%
Verint Systems, Inc. (a)	64,480	$2,434,120

Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp. (a)	50,180	2,412,152

		35,985,698

Consumer Discretionary - 15.1%
Auto Components - 2.7%
Dana, Inc.	153,950	2,908,115
Tenneco, Inc. (a)	37,060	2,383,329

		5,291,444

Diversified Consumer Services - 1.4%
Sotheby’s (a)	62,330	2,812,953

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands, Inc.	138,020	2,358,762
Red Robin Gourmet Burgers, Inc. (a)	48,430	2,210,829

		4,569,591

Household Durables - 0.9%
Ethan Allen Interiors, Inc.	64,140	1,844,025

Internet & Direct Marketing Retail - 1.4%
FTD Cos., Inc. (a)	113,260	2,736,362

Media - 2.6%
Regal Entertainment Group-Class A	110,560	2,385,885
Scholastic Corp.	57,510	2,591,400

		4,977,285

Multiline Retail - 0.6%
Big Lots, Inc.	22,740	1,167,472

Specialty Retail - 2.6%
Caleres, Inc.	65,740	1,963,654
Children’s Place, Inc. (The)	13,738	1,391,659
Citi Trends, Inc.	108,270	1,804,861

		5,160,174

Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	162,820	1,082,753

		29,642,059

Energy - 8.7%
Energy Equipment & Services - 3.5%
Oil States International, Inc. (a)	66,450	2,445,360
Patterson-UTI Energy, Inc.	78,930	2,180,047
RPC, Inc. (b)	112,830	2,256,600

		6,882,007

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 5.2%
Gulfport Energy Corp. (a)	50,510	$875,843
Oasis Petroleum, Inc. (a)	154,610	2,189,278
QEP Resources, Inc. (a)	131,250	1,806,000
SM Energy Co.	87,010	2,144,796
Synergy Resources Corp. (a)	374,030	3,055,825

		10,071,742

		16,953,749

Real Estate - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Armada Hoffler Properties, Inc.	23,500	327,825
Education Realty Trust, Inc.	48,630	2,049,754
Gramercy Property Trust	92,820	2,595,247
Independence Realty Trust, Inc.	134,700	1,237,893
National Storage Affiliates Trust	117,280	2,840,522
Ramco-Gershenson Properties Trust	116,020	1,816,873

		10,868,114

Health Care - 4.9%
Health Care Providers & Services - 2.8%
LifePoint Health, Inc. (a)	37,300	2,389,065
Molina Healthcare, Inc. (a)	41,620	2,018,986
WellCare Health Plans, Inc. (a)	8,280	1,169,136

		5,577,187

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	31,730	2,658,022

Pharmaceuticals - 0.7%
Horizon Pharma PLC (a)	90,150	1,446,908

		9,682,117

Utilities - 2.8%
Electric Utilities - 2.2%
PNM Resources, Inc.	69,020	2,505,426
Portland General Electric Co.	38,020	1,723,447

		4,228,873

Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	14,821	1,267,640

		5,496,513

Materials - 2.4%
Chemicals - 0.9%
Trinseo SA	26,310	1,819,337

Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	215,780	2,880,663

		4,700,000

Consumer Staples - 0.6%
Beverages - 0.6%
Cott Corp.	117,130	1,248,606

Total Common Stocks (cost $171,820,407)		193,136,996

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (c)(d) (cost $5,398,212)	5,398,212	$5,398,212

Total Investments Before Security Lending Collateral for Securities Loaned - 101.5% (cost $177,218,619)		198,535,208

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (c)(d) (cost $4,059,185)	4,059,185	4,059,185

Total Investments - 103.6% (cost $181,277,804) (e)		202,594,393
Other assets less liabilities - (3.6)%		(7,000,285)

Net Assets - 100.0%		$195,594,108

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,471,178 and gross unrealized depreciation of investments was $(5,154,589), resulting in net unrealized appreciation of $21,316,589.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$193,136,996		$	– 0	–	$	– 0	–	$193,136,996
Short-Term Investments	5,398,212			– 0	–		– 0	–	5,398,212
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,059,185			– 0	–		– 0	–	4,059,185

Total Investments in Securities	202,594,393			– 0	–		– 0	–	202,594,393
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$202,594,393		$	– 0	–	$	– 0	–	$202,594,393

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc .- Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$6,452	$41,600	$42,654	$5,398	$4

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$978	$7,848	$4,767	$4,059	$4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017